ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Accounts payable	$3,979	$3,665
Accrued and other liabilities (1) (2)	5,338	4,977
Lease liabilities	311	312
Financial liabilities (3)	510	316
Unearned premiums reserve (4)	615	620
Work in progress (5)	1,377	1,397
Provisions and decommissioning liabilities	473	563
Liabilities held for sale	41	—
Total current	$12,644	$11,850
Non-current
Accounts payable	$104	$119
Accrued and other liabilities (2)	1,570	1,556
Lease liabilities	1,179	1,293
Financial liabilities (3)	2,061	2,159
Unearned premiums reserve (4)	1,564	1,608
Work in progress (5)	13	1
Provisions and decommissioning liabilities (5)	876	1,050
Total non-current	$7,367	$7,786
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(1)Includes bank overdrafts of $870 million as at June 30, 2022 (December 31, 2021: $727 million).
(2)Includes post-employment benefits of $775 million ($14 million current and $761 million non-current) as at June 30, 2022 and $771 million ($20 million current and $751 million non-current) as at December 31, 2021.
(3)Includes financial liabilities of $1,644 million ($62 million current and $1,582 million non-current) as at June 30, 2022 and $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 related to the sale and leaseback of hospitals.
(4)See Note 25 for additional information.
(5)See Note 15 for additional information.